UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9082

M Fund, Inc.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon			97209
(Address of principal executive offices)			(Zip code)

JoNell Hermanson, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

with a Copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2404

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2015

Item 1. Reports to Stockholders.

The semi annual report for the period January 1, 2015 through June 30, 2015 is filed herewith.

M FUND, INC.

M International Equity Fund

M Large Cap Growth Fund

M Capital Appreciation Fund

M Large Cap Value Fund

Semi-Annual Report
June 30, 2015
(Unaudited)

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Shares		Value (Note 1)
	COMMON STOCKS—96.4%
	Austria—1.1%
91,132	Erste Group Bank AG†,*	$2,588,221
	Belgium—2.1%
39,771	Anheuser-Busch InBev NV	4,766,408
	Brazil—1.1%
135,144	Banco Bradesco SA (Preference)	1,238,817
112,293	Itau Unibanco Holding SA, ADR (Preference)	1,229,608
		2,468,425
	Canada—0.2%
51,202	Barrick Gold Corp.	545,813
	China —1.8%
49,133	Alibaba Group Holding, Ltd., SP ADR*	4,042,172
	Colombia—1.3%
56,159	Bancolombia SA, SP ADR†	2,414,837
21,488	Cementos Argos SA	76,295
12,645	Grupo Argos SA/Colombia	82,513
36,505	Grupo Aval Acciones y Valores SA	357,384
6,277	Grupo de Inversiones Suramericana SA	89,196
		3,020,225
	Denmark—3.0%
125,423	Novo Nordisk A/S	6,833,519
	France—18.9%
18,330	Air Liquide SA	2,318,373
155,386	AXA SA	3,920,241
53,345	Cie de St-Gobain	2,394,923
39,650	Cie Generale d'Optique Essilor International SA	4,729,805
37,274	Cie Generale des Etablissements Michelin	3,905,745
756	Hermes International	282,010
44,622	JCDecaux SA	1,862,023
19,689	L'Oreal SA	3,512,044
42,573	Legrand SA	2,390,211
17,994	LVMH Moet Hennessy Louis Vuitton SA	3,152,524
36,763	Pernod-Ricard SA†	4,246,068
76,612	Schneider Electric SA	5,289,494
Shares		Value (Note 1)
	France (Continued)
1,007	Unibail-Rodamco SE, REIT	$254,506
18,872	Unibail-Rodamco SE, REIT— (Netherlands)	4,769,641
		43,027,608
	Germany—10.3%
29,014	Allianz SE, Registered	4,518,770
24,214	Daimler AG, Registered	2,203,869
21,219	Fresenius Medical Care AG & Co. KGaA	1,751,490
38,710	Fresenius SE & Co. KGaA	2,483,618
21,969	Linde AG	4,161,213
63,523	SAP AG	4,433,244
16,503	Volkswagen AG (Preference)	3,826,859
		23,379,063
	Japan—10.4%
54,400	Dentsu, Inc.	2,818,123
29,700	FANUC Corp.	6,086,334
100,605	Japan Tobacco, Inc.	3,584,493
83,000	Komatsu, Ltd.	1,666,307
29,100	LIXIL Group Corp.	577,792
5,000	Mitsubishi Estate Co., Ltd.	107,713
25,800	Omron Corp.	1,121,510
11,600	SMC Corp.	3,494,170
99,000	Tokio Marine Holdings, Inc.	4,120,652
		23,577,094
	Jersey—2.5%
477,576	Glencore Xstrata Plc*	1,915,749
46,918	Shire Plc	3,756,029
		5,671,778
	Malaysia—0.4%
427,700	Genting Bhd	913,666
	Netherlands—1.7%
49,706	Heineken NV	3,772,080
	Singapore—0.2%
22,696	United Overseas Bank, Ltd.	388,757
	Spain—3.5%
559,636	Banco Bilbao Vizcaya Argentaria SA	5,485,416
369,010	Banco Santander SA	2,576,951
		8,062,367

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2015

Shares		Value (Note 1)
	Sweden—5.2%
147,779	Atlas Copco AB†	$4,135,747
86,989	Investor AB	3,241,422
175,940	Sandvik AB	1,945,138
201,303	Volvo AB	2,498,728
		11,821,035
	Switzerland—17.2%
125,877	ABB, Ltd., Registered*	2,636,153
48,492	Cie Financiere Richemont SA, Registered	3,944,400
48,182	Holcim, Ltd., Registered*	3,555,867
60,944	Nestle SA, Registered	4,399,936
62,345	Novartis AG, Registered	6,144,812
21,647	Roche Holding AG	6,066,115
6,452	Swatch Group AG (The)	2,512,619
11,829	Syngenta AG, Registered	4,807,765
242,255	UBS Group AG*	5,138,153
		39,205,820
Shares		Value (Note 1)
	United Kingdom—10.4%
179,101	Diageo Plc	$5,180,803
224,620	Indivior Plc*	793,396
4,282,079	Lloyds Banking Group Plc	5,735,131
5,153	Lonmin Plc*	9,060
34,817	Reckitt Benckiser Group Plc	3,002,277
52,573,542	Rolls Royce Holdings Plc— (Entitl)*	82,606
377,895	Rolls-Royce Holdings Plc*	5,165,777
230,381	Standard Chartered Plc	3,688,639
		23,657,689
	United States—5.1%
123,128	Freeport-McMoRan Copper & Gold, Inc.	2,292,644
85,739	Las Vegas Sands Corp.†	4,507,299
35,675	Schlumberger, Ltd.	3,074,828
17,475	Wynn Resorts, Ltd.†	1,724,258
		11,599,029
	TOTAL COMMON STOCKS (Cost $194,892,274)	219,340,769
		Expiration Date
	WARRANT—0.0%
	Malaysia—0.0%
214,915	Genting Bhd (GENTING BHD GENTING BHD CW)* (Cost $101,264)	12/18/2018	60,379
	PREFERRED STOCK—0.0%
	Colombia—0.0%
5,626	Grupo de Inversiones Suramericana SA, 1.80%		78,607

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2015

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—10.1%
$8,218,642	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2015	$8,218,642
Shares
14,654,158	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.222%		14,654,158
	TOTAL SHORT-TERM INVESTMENTS (Cost $22,872,800)			22,872,800
	TOTAL INVESTMENTS AT MARKET VALUE—106.5% (Cost $217,945,280)			242,352,555
	Liabilities in Excess of Other Assets—(6.5)%			(14,688,529)
	NET ASSETS—100.0%			$227,664,026

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2015

At June 30, 2015, industry diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Commercial Banks	11.1%
Pharmaceuticals	10.4%
Machinery	8.7%
Beverages	7.9%
Insurance	5.5%
Chemicals	5.0%
Electrical Equipment	4.5%
Textiles, Apparel and Luxury Goods	4.3%
Hotels, Restaurants & Leisure	3.1%
Automobiles	2.7%
Aerospace & Defense	2.3%
Capital Markets	2.3%
Real Estate Investment Trusts (REITs)	2.2%
Health Care Equipment and Supplies	2.1%
Media	2.1%
Metals and Mining	2.1%
Software	1.9%
Food Products	1.9%
Health Care Providers and Services	1.9%
Internet Software and Services	1.8%
Auto Components	1.7%
Diversified Financial Services	1.7%
Construction Materials	1.6%
Tobacco	1.6%
Personal Products	1.5%
Energy Equipment and Services	1.4%
Building Products	1.3%
Household Products	1.3%
Electronic Equipment, Instruments & Components	0.5%
Short-Term Investments	10.1%
Total	106.5%

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Shares		Value (Note 1)
	COMMON STOCKS—99.7%
	Beverages—2.7%
36,100	Monster Beverage Corp.*	$4,838,122
	Biotechnology—16.3%
43,250	Alexion Pharmaceuticals, Inc.*	7,818,303
20,000	Biogen Idec, Inc.*	8,078,800
77,100	Celgene Corp.*	8,923,168
9,000	Regeneron Pharmaceuticals, Inc.*	4,591,170
		29,411,441
	Capital Markets—6.5%
28,000	Affiliated Managers Group, Inc.*	6,120,800
150,400	Invesco, Ltd.	5,638,496
		11,759,296
	Chemicals—2.5%
42,800	Monsanto Co.	4,562,052
	Computers and Peripherals—2.7%
38,800	Apple, Inc.	4,866,490
	Health Care Equipment and Supplies—2.9%
106,700	Abbott Laboratories	5,236,836
	Health Care Technology—4.1%
66,300	Cerner Corp.*	4,578,678
89,500	IMS Health Holdings, Inc.*	2,743,175
		7,321,853
	Hotels, Restaurants & Leisure—6.2%
60,400	Royal Caribbean Cruises, Ltd.†	4,752,876
118,900	Starbucks Corp.	6,374,823
		11,127,699
	Internet and Catalog Retail—4.4%
6,850	Priceline.com, Inc.*	7,886,885
	Internet Software and Services—16.0%
78,500	Alibaba Group Holding, Ltd., SP ADR*	6,458,195
88,700	Facebook, Inc., Class A*	7,607,355
8,800	Google, Inc., Class A*	4,752,352
5,033	Google, Inc., Class C*	2,619,727
374,300	Tencent Holdings, Ltd., ADR	7,504,715
		28,942,344
Shares		Value (Note 1)
	IT Services—11.2%
126,600	Cognizant Technology Solutions Corp., Class A*	$7,733,994
59,600	MasterCard, Inc., Class A	5,571,408
101,900	Visa, Inc., Class A†	6,842,585
		20,147,987
	Media—5.1%
76,800	Comcast Corp., Class A	4,618,752
52,000	Time Warner, Inc.	4,545,320
		9,164,072
	Multiline Retail—5.3%
51,600	Dollar General Corp.	4,011,384
71,000	Dollar Tree, Inc.*	5,608,290
		9,619,674
	Pharmaceuticals—7.8%
27,100	Allergan Plc*	8,223,766
24,000	Shire Plc, ADR	5,795,760
		14,019,526
	Professional Services—3.6%
106,700	Nielsen NV	4,776,959
24,500	Verisk Analytics, Inc.*	1,782,620
		6,559,579
	Semiconductors and Semiconductor Equipment—2.4%
43,500	NXP Semiconductors NV*	4,271,700
	TOTAL COMMON STOCKS (Cost $142,839,269)	179,735,556

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2015

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—5.7%
$469,849	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2015	$469,849
Shares
9,782,466	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.222%		9,782,466
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,252,315)			10,252,315
	TOTAL INVESTMENTS AT MARKET VALUE—105.4% (Cost $153,091,584)			189,987,871
	Liabilities in Excess of Other Assets—(5.4)%			(9,759,598)
	NET ASSETS—100.0%			$180,228,273

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2015

At June 30, 2015, industry sector diversification of the M Large Cap Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	32.3%
Health Care	31.1%
Consumer Discretionary	21.0%
Financials	6.5%
Industrials	3.6%
Consumer Staples	2.7%
Materials	2.5%
Short-Term Investments	5.7%
Total	105.4%

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Shares		Value (Note 1)
	COMMON STOCKS—98.7%
	Air Freight and Logistics—0.6%
130,330	UTi Worldwide, Inc.†,*	$1,301,997
	Airlines—6.8%
28,308	American Airlines Group, Inc.	1,130,480
188,988	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	2,256,517
2,803	Hawaiian Holdings, Inc.*	66,571
97,783	JetBlue Airways Corp.†,*	2,029,975
152,275	United Continental Holdings, Inc.*	8,072,098
		13,555,641
	Auto Components—1.8%
9,248	Autoliv, Inc.†	1,079,704
19,717	Dana Holding Corp.	405,776
75,241	Fox Factory Holding Corp.*	1,209,875
48,364	Modine Manufacturing Co.*	518,946
6,578	Tenneco, Inc.*	377,840
		3,592,141
	Biotechnology—1.1%
5,483	BioMarin Pharmaceutical, Inc.*	749,965
32,096	Myriad Genetics, Inc.†,*	1,090,943
37,179	Sangamo BioSciences, Inc.†,*	412,315
		2,253,223
	Building Products—3.8%
19,146	Armstrong World Industries, Inc.*	1,020,099
38,475	Caesarstone Sdot-Yam, Ltd.	2,637,077
24,793	Lennox International, Inc.†	2,669,958
25,119	Trex Co., Inc.*	1,241,632
		7,568,766
	Capital Markets—2.2%
12,988	Artisan Partners Asset Management, Inc.	603,422
34,987	E*TRADE Financial Corp.*	1,047,861
17,145	LPL Financial Holdings, Inc.†	797,071
24,919	Raymond James Financial, Inc.	1,484,674
10,167	Waddell & Reed Financial, Inc., Class A†	481,001
		4,414,029
Shares		Value (Note 1)
	Chemicals—3.0%
17,543	Albemarle Corp.	$969,602
22,826	Cabot Corp.	851,181
18,041	FMC Corp.†	948,055
86,830	Kraton Performance Polymers, Inc.*	2,073,500
72,598	Tronox, Ltd., Class A	1,062,109
		5,904,447
	Commercial Banks—2.3%
67,194	PacWest Bancorp†	3,141,991
48,373	Popular, Inc.*	1,396,045
		4,538,036
	Commercial Services & Supplies—0.8%
29,933	KAR Auction Services, Inc.	1,119,494
13,775	Ritchie Bros. Auctioneers, Inc.†	384,598
		1,504,092
	Communications Equipment—0.1%
13,755	ADTRAN, Inc.	223,519
	Construction and Engineering—1.1%
16,546	KBR, Inc.	322,316
29,863	MasTec, Inc.*	593,378
16,915	Primoris Services Corp.†	334,917
35,385	Quanta Services, Inc.*	1,019,796
		2,270,407
	Construction Materials—1.6%
28,700	Eagle Materials, Inc.	2,190,671
6,578	Martin Marietta Materials, Inc.†	930,853
		3,121,524
	Consumer Finance—0.3%
35,380	Green Dot Corp., Class A*	676,466
	Containers and Packaging—1.2%
73,154	Berry Plastics Group, Inc.*	2,370,190
	Diversified Consumer Services—0.9%
37,104	2u, Inc.*	1,194,378
157,873	Career Education Corp.*	520,981
		1,715,359

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2015

Shares		Value (Note 1)
	Diversified Financial Services—0.5%
39,039	Leucadia National Corp.	$947,867
	Diversified Telecommunication Services—2.0%
78,920	Cogent Communications Group, Inc.†	2,670,653
122,379	Premiere Global Services, Inc.*	1,259,280
		3,929,933
	Electrical Equipment—0.2%
7,943	Encore Wire Corp.	351,795
161	Generac Holdings, Inc.*	6,400
		358,195
	Electronic Equipment, Instruments & Components—7.2%
43,026	Belden, Inc.	3,495,002
86,289	Control4 Corp.†,*	767,109
49,814	DTS, Inc.*	1,518,829
148,619	Flextronics International, Ltd.*	1,680,881
38,537	InvenSense, Inc.†,*	581,909
38,623	Itron, Inc.*	1,330,176
61,601	Jabil Circuit, Inc.	1,311,485
31,053	Rogers Corp.*	2,053,846
28,132	Universal Display Corp.*	1,455,268
		14,194,505
	Energy Equipment and Services—1.6%
14,155	Dril-Quip, Inc.*	1,065,164
390,118	McDermott International, Inc.†,*	2,083,230
		3,148,394
	Health Care Equipment and Supplies—7.7%
21,450	Cooper Cos., Inc. (The)	3,817,456
61,565	Dexcom, Inc.*	4,923,969
10,167	Edwards Lifesciences Corp.*	1,448,086
8,772	HeartWare International, Inc.†,*	637,637
83,965	Insulet Corp.*	2,601,655
123,674	Tandem Diabetes Care, Inc.†,*	1,340,626
204,438	Unilife Corp.†,*	439,542
		15,208,971
Shares		Value (Note 1)
	Health Care Providers and Services—1.5%
17,709	Catamaran Corp.*	$1,081,665
25,816	Mednax, Inc.*	1,913,224
		2,994,889
	Health Care Technology—0.4%
52,330	Allscripts Healthcare Solutions, Inc.*	715,874
	Household Durables—1.0%
17,510	Harman International Industries, Inc.	2,082,639
	Industrial Conglomerates—0.5%
9,469	Carlisle Cos., Inc.	948,036
	Insurance—2.3%
9,769	Everest Re Group, Ltd.	1,778,056
17,045	HCC Insurance Holdings, Inc.	1,309,738
28,607	W. R. Berkley Corp.†	1,485,561
		4,573,355
	Internet Software and Services—3.0%
21,032	Akamai Technologies, Inc.*	1,468,454
171,246	Brightcove, Inc.*	1,174,748
109,481	Gogo, Inc.†,*	2,346,178
73,321	QuinStreet, Inc.*	472,920
23,095	Web.com Group, Inc.*	559,361
		6,021,661
	IT Services—0.7%
8,274	Global Payments, Inc.	855,946
17,244	Verifone Systems, Inc.*	585,606
		1,441,552
	Life Sciences Tools and Services—2.0%
14,752	Illumina, Inc.*	3,221,247
27,511	QIAGEN NV*	681,997
		3,903,244

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2015

Shares		Value (Note 1)
	Machinery—2.7%
60,649	Harsco Corp.	$1,000,709
104,462	Meritor, Inc.*	1,370,541
9,135	Pall Corp.	1,136,851
36,009	Wabash National Corp.†,*	451,553
10,689	WABCO Holdings, Inc.*	1,322,443
		5,282,097
	Marine—0.3%
7,575	Kirby Corp.*	580,699
	Media—2.6%
134,861	Global Eagle Entertainment, Inc.†,*	1,755,890
36,681	Imax Corp.†,*	1,477,144
54,225	Lions Gate Entertainment Corp.†	2,009,036
		5,242,070
	Metals and Mining—2.7%
38,774	Agnico-Eagle Mines, Ltd.†	1,100,018
52,235	Allegheny Technologies, Inc.	1,577,497
105,951	Coeur Mining, Inc.*	604,980
98,665	Globe Specialty Metals, Inc.	1,746,371
23,541	Horsehead Holding Corp.†,*	275,901
		5,304,767
	Oil, Gas and Consumable Fuels—4.0%
32,794	Cabot Oil & Gas Corp.†	1,034,323
62,749	Carrizo Oil & Gas, Inc.*	3,089,761
13,257	CONSOL Energy, Inc.†	288,207
20,068	Continental Resources, Inc.†,*	850,683
30,892	InterOil Corp.†,*	1,859,698
66,569	WPX Energy, Inc.*	817,467
		7,940,139
	Paper and Forest Products—1.7%
31,398	Boise Cascade Co.*	1,151,678
125,693	Louisiana-Pacific Corp.†,*	2,140,552
		3,292,230
	Pharmaceuticals—0.1%
6,827	Intersect ENT, Inc.†,*	195,457
	Road and Rail—0.2%
5,582	Kansas City Southern	509,078
Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment—14.5%
22,128	Altera Corp.	$1,132,954
67,380	Atmel Corp.	664,030
35,036	Cree, Inc.†,*	911,987
127,654	Cypress Semiconductor Corp.*	1,501,211
77,649	Fairchild Semiconductor International, Inc.*	1,349,540
57,514	Integrated Device Technology, Inc.*	1,248,054
138,601	Mattson Technology, Inc.*	464,313
38,177	Maxim Integrated Products, Inc.	1,319,970
45,607	Monolithic Power Systems, Inc.	2,312,731
89,211	ON Semiconductor Corp.*	1,042,876
54,041	Qorvo, Inc.*	4,337,871
372,771	QuickLogic Corp.*	592,706
20,851	Semtech Corp.*	413,892
10,864	Silicon Laboratories, Inc.*	586,765
35,351	Skyworks Solutions, Inc.	3,680,039
55,919	SunEdison, Inc.*	1,672,537
19,736	Synaptics, Inc.†,*	1,711,802
52,530	Tessera Technologies, Inc.	1,995,089
96,168	Ultratech, Inc.†,*	1,784,878
		28,723,245
	Software—7.9%
37,179	Electronic Arts, Inc.*	2,472,404
17,842	Ellie Mae, Inc.*	1,245,193
42,762	FleetMatics Group Plc*	2,002,544
43,958	Fortinet, Inc.*	1,816,784
28,947	Nuance Communications, Inc.*	506,862
163,368	Rovi Corp.†,*	2,605,720
99,358	Seachange International, Inc.*	696,500
89,397	Silver Spring Networks, Inc.†,*	1,109,417
61,800	Tangoe, Inc.†,*	777,444
111,330	TiVo, Inc.*	1,128,886
437,883	Zynga, Inc., Class A†,*	1,252,345
		15,614,099
	Specialty Retail—0.8%
39,231	Chico's FAS, Inc.	652,412
43,161	MarineMax, Inc.*	1,014,715
		1,667,127

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2015

Shares		Value (Note 1)
	Technology Hardware, Storage & Peripherals—0.7%
6,141	3D Systems Corp.*	$119,872
95,292	QLogic Corp.*	1,352,194
		1,472,066
Shares		Value (Note 1)
	Trading Companies and Distributors—2.2%
22,196	Beacon Roofing Supply, Inc.*	$737,351
56,491	MRC Global, Inc.*	872,221
62,697	Stock Building Supply Holdings, Inc.†,*	1,225,726
13,086	Watsco, Inc.	1,619,262
		4,454,560
	TOTAL COMMON STOCKS (Cost $115,818,068)	195,756,585
Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—19.4%
$4,754,604	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2015	4,754,604
Shares
33,720,553	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.222%		33,720,553
	TOTAL SHORT-TERM INVESTMENTS (Cost $38,475,157)			38,475,157
	TOTAL INVESTMENTS AT MARKET VALUE—118.1% (Cost $154,293,225)			234,231,742
	Liabilities in Excess of Other Assets—(18.1)%			(35,942,276)
	NET ASSETS—100.0%			$198,289,466

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2015

At June 30, 2015, industry sector diversification of the M Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	34.2%
Industrials	19.2%
Health Care	12.8%
Materials	10.2%
Financials	7.6%
Consumer Discretionary	7.1%
Energy	5.6%
Telecommunication Services	2.0%
Short-Term Investments	19.4%
Total	118.1%

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Shares		Value (Note 1)
	COMMON STOCKS—98.6%
	Aerospace & Defense—3.9%
2,670	Boeing Co. (The)	$370,382
4,310	General Dynamics Corp.	610,684
3,840	Huntington Ingalls Industries, Inc.	432,346
7,190	Northrop Grumman Corp.	1,140,550
13,660	Spirit AeroSystems Holdings, Inc., Class A*	752,803
2,750	Triumph Group, Inc.†	181,472
		3,488,237
	Air Freight and Logistics—1.3%
6,650	FedEx Corp.	1,133,160
	Airlines—4.5%
14,630	Alaska Air Group, Inc.	942,611
2,050	American Airlines Group, Inc.	81,866
25,310	Delta Air Lines, Inc.	1,039,735
22,080	JetBlue Airways Corp.†,*	458,381
19,720	Southwest Airlines Co.	652,535
15,410	United Continental Holdings, Inc.*	816,884
		3,992,012
	Auto Components—2.1%
13,760	Cooper Tire & Rubber Co.†	465,501
4,920	Delphi Automotive Plc	418,643
8,560	Lear Corp.	960,945
		1,845,089
	Automobiles—0.6%
16,430	General Motors Co.	547,612
	Beverages—0.5%
6,650	Dr Pepper Snapple Group, Inc.	484,785
	Biotechnology—2.2%
8,830	Gilead Sciences, Inc.	1,033,816
5,310	United Therapeutics Corp.†,*	923,675
		1,957,491
	Capital Markets—3.1%
2,020	Ameriprise Financial, Inc.	252,359
5,340	Goldman Sachs Group, Inc. (The)	1,114,938
16,640	Morgan Stanley	645,466
9,550	T. Rowe Price Group, Inc.†	742,321
		2,755,084
Shares		Value (Note 1)
	Chemicals—2.2%
15,000	CF Industries Holdings, Inc.	$964,200
3,490	LyondellBasell Industries NV, Class A	361,285
13,150	Mosaic Co. (The)	616,077
		1,941,562
	Commercial Banks—7.6%
41,990	Bank of America Corp.	714,670
43,450	Citigroup, Inc.	2,400,178
51,010	Huntington Bancshares, Inc./OH	576,923
45,860	JPMorgan Chase & Co.	3,107,474
		6,799,245
	Communications Equipment—0.4%
5,990	Cisco Systems, Inc.	164,485
7,820	Juniper Networks, Inc.	203,086
		367,571
	Computers and Peripherals—2.3%
7,560	Apple, Inc.	948,213
7,400	Lexmark International, Inc.	327,080
9,710	Western Digital Corp.	761,458
		2,036,751
	Consumer Finance—3.1%
31,020	Ally Financial, Inc.*	695,779
14,660	Capital One Financial Corp.	1,289,640
13,960	Discover Financial Services	804,375
		2,789,794
	Diversified Financial Services—3.5%
1,770	CBOE Holdings, Inc.	101,279
9,920	McGraw Hill Financial, Inc.	996,464
8,830	Moody's Corp.	953,287
22,760	Voya Financial, Inc.	1,057,657
		3,108,687
	Diversified Telecommunication Services—2.4%
28,880	AT&T, Inc.†	1,025,818
17,660	CenturyLink, Inc.†	518,851
12,110	Verizon Communications, Inc.	564,447
		2,109,116

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2015

Shares		Value (Note 1)
	Electric Utilities—2.9%
14,020	American Electric Power Co., Inc.	$742,639
15,920	Edison International†	884,834
13,760	Entergy Corp.	970,080
		2,597,553
	Electronic Equipment, Instruments & Components—1.5%
5,540	Arrow Electronics, Inc.*	309,132
55,400	Flextronics International, Ltd.*	626,574
19,200	Jabil Circuit, Inc.	408,768
		1,344,474
	Energy Equipment and Services—5.1%
20,020	Cameron International Corp.*	1,048,447
830	Dril-Quip, Inc.*	62,458
45,590	Ensco Plc, Class A†	1,015,289
31,000	Nabors Industries, Ltd.	447,330
3,960	National-Oilwell Varco, Inc.†	191,189
35,300	Noble Corp. Plc†	543,267
2,350	Oceaneering International, Inc.	109,487
20,950	Oil States International, Inc.*	779,968
17,770	Rowan Cos. Plc†	375,125
		4,572,560
	Food and Staples Retailing—1.8%
13,150	Kroger Co. (The)	953,507
4,010	Wal-Mart Stores, Inc.	284,429
8,500	Whole Foods Market, Inc.	335,240
		1,573,176
	Food Products—2.3%
11,010	Bunge, Ltd.	966,678
5,600	Pilgrim's Pride Corp.†	128,632
22,300	Tyson Foods, Inc., Class A	950,649
		2,045,959
	Health Care Providers and Services—3.8%
5,070	Anthem, Inc.	832,190
11,650	Cardinal Health, Inc.	974,523
5,260	Health Net, Inc./CA*	337,271
3,930	McKesson Corp.	883,503
270	Omnicare, Inc.†	25,448
4,720	Quest Diagnostics, Inc.†	342,294
		3,395,229
Shares		Value (Note 1)
	Household Durables—0.5%
2,340	Whirlpool Corp.	$404,937
	Independent Power Producers and Energy Traders—0.9%
62,090	AES Corp./VA	823,313
	Insurance—9.9%
17,020	Allstate Corp. (The)	1,104,087
27,590	American International Group, Inc.	1,705,614
5,730	Assurant, Inc.	383,910
18,330	Assured Guaranty, Ltd.	439,737
9,850	Axis Capital Holdings, Ltd.	525,695
2,260	Chubb Corp.	215,016
3,300	Everest Re Group, Ltd.	600,633
20,710	Hartford Financial Services Group, Inc. (The)	860,915
12,020	Lincoln National Corp.	711,824
850	Prudential Financial, Inc.	74,392
2,800	Reinsurance Group of America, Inc.	265,636
2,810	RenaissanceRe Holdings, Ltd.†	285,243
11,470	Travelers Cos., Inc. (The)	1,108,690
15,150	Unum Group	541,613
		8,823,005
	Internet Software and Services—1.1%
3,740	Rackspace Hosting, Inc.*	139,091
13,350	VeriSign, Inc.†,*	823,962
		963,053
	IT Services—0.4%
7,080	Amdocs, Ltd.	386,497
	Metals and Mining—0.1%
4,950	Alcoa, Inc.	55,193
	Multi-Utilities—1.4%
9,140	PG&E Corp.	448,774
19,600	Public Service Enterprise Group, Inc.	769,888
		1,218,662
	Multiline Retail—1.5%
6,780	Kohl's Corp.	424,496
13,900	Macy's, Inc.	937,833
		1,362,329

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2015

Shares		Value (Note 1)
	Oil, Gas and Consumable Fuels—8.1%
860	Chevron Corp.	$82,964
2,150	EOG Resources, Inc.	188,232
32,360	Exxon Mobil Corp.	2,692,352
1,620	Hess Corp.	108,346
18,720	Marathon Oil Corp.	496,829
23,470	Marathon Petroleum Corp.	1,227,716
3,290	Murphy Oil Corp.†	136,765
12,120	Tesoro Corp.	1,023,049
20,710	Valero Energy Corp.	1,296,446
		7,252,699
	Paper and Forest Products—0.8%
14,590	International Paper Co.	694,338
	Personal Products—0.1%
790	Herbalife, Ltd.†,*	43,521
	Pharmaceuticals—6.5%
30,430	Johnson & Johnson	2,965,708
83,550	Pfizer, Inc.	2,801,431
		5,767,139
	Real Estate Investment Trusts (REITs)—0.2%
8,320	Host Hotels & Resorts, Inc., REIT	164,986
	Real Estate Management and Development—1.3%
20,030	CBRE Group, Inc.*	741,110
2,670	Jones Lang LaSalle, Inc.	456,570
		1,197,680
	Road and Rail—0.3%
6,680	Avis Budget Group, Inc.*	294,454
	Semiconductors and Semiconductor Equipment—1.8%
52,930	Intel Corp.	1,609,866
Shares		Value (Note 1)
	Software—3.3%
1,520	Electronic Arts, Inc.*	$101,080
2,570	FactSet Research Systems, Inc.†	417,651
27,160	Microsoft Corp.	1,199,114
47,300	Symantec Corp.	1,099,725
3,820	Take-Two Interactive Software, Inc.†,*	105,317
		2,922,887
	Specialty Retail—0.7%
9,660	Foot Locker, Inc.†	647,317
	Technology Hardware, Storage & Peripherals—0.2%
4,530	Hewlett-Packard Co.	135,945
	Textiles, Apparel and Luxury Goods—0.3%
3,490	Deckers Outdoor Corp.†,*	251,175
	Tobacco—2.1%
10,890	Altria Group, Inc.	532,630
17,050	Philip Morris International, Inc.	1,366,898
		1,899,528
	TOTAL COMMON STOCKS (Cost $80,147,328)	87,803,671

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2015

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—10.2%
$1,315,427	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2015	$1,315,427
Shares
7,765,620	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.222%		7,765,620
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,081,047)			9,081,047
	TOTAL INVESTMENTS AT MARKET VALUE—108.8% (Cost $89,228,375)			96,884,718
	Liabilities in Excess of Other Assets—(8.8)%			(7,837,000)
	NET ASSETS—100.0%			$89,047,718

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2015

At June 30, 2015, industry sector diversification of the M Large Cap Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	28.7%
Energy	13.2%
Health Care	12.5%
Information Technology	11.0%
Industrials	10.0%
Consumer Staples	6.8%
Consumer Discretionary	5.7%
Utilities	5.2%
Materials	3.1%
Telecommunication Services	2.4%
Short-Term Investments	10.2%
Total	108.8%

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Schedule of Investments	$242,352,555	$189,987,871	$234,231,742	$96,884,718
Cash denominated in foreign currencies***	25,808	—	—	—
Receivable from:
Securities sold	468,240	—	126,706	2,166,365
Capital stock subscriptions	66,004	96,899	10,305	9,938
Dividends and interest	707,195	81,770	59,485	75,568
Prepaid expenses	15,518	12,636	12,776	5,888
Total assets	243,635,320	190,179,176	234,441,014	99,142,477
Liabilities:
Payable for:
Securities purchased	1,031,096	—	2,063,699	2,196,864
Capital stock redemptions	88,215	44,499	177,348	73,759
Investment Adviser, net (Note 2)	141,546	88,838	157,560	34,533
Payable upon return of securities loaned (Note 1)	14,654,158	9,782,466	33,720,553	7,765,620
M Financial Group—compliance expense (Note 2)	3,992	3,158	2,880	1,487
Accrued expenses and other liabilities	52,287	31,942	29,508	22,496
Total liabilities	15,971,294	9,950,903	36,151,548	10,094,759
Net assets	$227,664,026	$180,228,273	$198,289,466	$89,047,718
Net assets consist of:
Paid-in capital	$328,917,675	$126,202,949	$112,833,938	$75,952,252
Undistributed (distributions in excess of) net investment income	1,082,171	(73,967)	(340,924)	514,688
Accumulated net realized gain (loss) on investments	(126,722,639)	17,203,004	5,857,935	4,924,435
Net unrealized appreciation on investments and foreign currency	24,386,819	36,896,287	79,938,517	7,656,343
Net assets	$227,664,026	$180,228,273	$198,289,466	$89,047,718
Shares outstanding#	17,870,943	7,354,788	6,310,346	6,648,130
Net asset value, offering price and redemption price per share	$12.74	$24.50	$31.42	$13.39
* Cost of investments	$217,945,280	$153,091,584	$154,293,225	$89,228,375
** Includes securities on loan with market values of	$14,149,598	$9,696,559	$33,112,041	$7,639,957
*** Cost of cash denominated in foreign currencies	$25,808	$—	$—	$—

  #  The number of authorized shares with a par value of $0.001 per share, for each of the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund is 100,000,000.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2015

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Investment income:
Interest	$498	$55	$143	$66
Securities lending income	76,605	4,835	143,352	7,634
Dividends*	3,969,564	604,028	524,717	800,922
Total investment income	4,046,667	608,918	668,212	808,622
Expenses:
Investment advisory fee (Note 2)	804,368	529,634	851,878	192,806
Custody, fund accounting, transfer agent and administration fees	212,894	89,037	91,150	60,771
Professional fees	17,395	15,003	15,028	12,838
Printing and shareholder reporting	10,647	9,613	9,642	7,113
Directors' fees and expenses	30,292	18,446	20,427	10,304
Compliance expenses (Note 2)	8,278	6,881	6,573	3,162
Other	17,086	14,269	14,438	6,940
Total expenses	1,100,960	682,883	1,009,136	293,934
Less: Expenses waived/reimbursed by the Adviser (Note 2)	(9,318)	—	—	—
Net operating expenses	1,091,642	682,883	1,009,136	293,934
Net investment income (loss)	2,955,025	(73,965)	(340,924)	514,688
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	2,310,193	17,241,001	6,833,192	4,953,989
Foreign currency transactions	(15,874)	—	—	—
Net realized gain	2,294,319	17,241,001	6,833,192	4,953,989
Net change in unrealized appreciation (depreciation) on:
Investments	9,821,329	(5,629,917)	3,344,120	(3,327,567)
Foreign currency and net other assets	18,117	—	—	—
Net change in unrealized appreciation (depreciation)	9,839,446	(5,629,917)	3,344,120	(3,327,567)
Net realized and unrealized gain	12,133,765	11,611,084	10,177,312	1,626,422
Net increase in net assets resulting from operations	$15,088,790	$11,537,119	$9,836,388	$2,141,110
* Net of foreign taxes withheld of:	$438,567	$4,450	$2,594	$172

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$2,955,025	$4,890,639	$(73,965)	$120,204
Net realized gain on investments and foreign currency transactions	2,294,319	16,561,487	17,241,001	22,539,682
Net change in unrealized appreciation (depreciation) on investments and foreign currency	9,839,446	(36,563,944)	(5,629,917)	(4,687,351)
Net increase (decrease) in net assets resulting from operations	15,088,790	(15,111,818)	11,537,119	17,972,535
Distributions to shareholders:
From net investment income	(52,628)	(5,364,651)	(49,031)	(71,175)
From net realized capital gains	—	—	(7,358,634)	(22,598,397)
Total distributions to shareholders	(52,628)	(5,364,651)	(7,407,665)	(22,669,572)
Fund share transactions (Note 4):
Proceeds from shares sold	13,610,423	22,905,846	8,716,943	22,772,014
Net asset value of shares issued on reinvestment of distributions	52,628	5,364,651	7,407,665	22,669,572
Cost of shares repurchased	(18,560,165)	(92,009,217)	(17,930,091)	(46,104,278)
Net increase (decrease) in net assets resulting from Fund share transactions	(4,897,114)	(63,738,720)	(1,805,483)	(662,692)
Total change in net assets	10,139,048	(84,215,189)	2,323,971	(5,359,729)
Net Assets:
Beginning of period	217,524,978	301,740,167	177,904,302	183,264,031
End of period*	$227,664,026	$217,524,978	$180,228,273	$177,904,302
* Including undistributed (distributions in excess of) net investment income of:	$1,082,171	$(1,820,226)	$(73,967)	$49,029

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(340,924)	$(627,182)	$514,688	$937,569
Net realized gain on investments and foreign currency transactions	6,833,192	19,187,633	4,953,989	10,109,251
Net change in unrealized appreciation (depreciation) on investments and foreign currency	3,344,120	2,533,556	(3,327,567)	(2,755,060)
Net increase (decrease) in net assets resulting from operations	9,836,388	21,094,007	2,141,110	8,291,760
Distributions to shareholders:
From net investment income	—	—	—	(937,026)
From net realized capital gains	(2,890,198)	(17,536,408)	(2,069,472)	(8,902,580)
Total distributions to shareholders	(2,890,198)	(17,536,408)	(2,069,472)	(9,839,606)
Fund share transactions (Note 4):
Proceeds from shares sold	21,083,902	19,882,302	10,385,178	15,132,800
Net asset value of shares issued on reinvestment of distributions	2,890,198	17,536,408	2,069,472	9,839,606
Cost of shares repurchased	(13,611,221)	(47,102,523)	(6,513,486)	(33,422,886)
Net increase (decrease) in net assets resulting from Fund share transactions	10,362,879	(9,683,813)	5,941,164	(8,450,480)
Total change in net assets	17,309,069	(6,126,214)	6,012,802	(9,998,326)
Net Assets:
Beginning of period	180,980,397	187,106,611	83,034,916	93,033,242
End of period*	$198,289,466	$180,980,397	$89,047,718	$83,034,916
* Including undistributed (distributions in excess of) net investment income of:	$(340,924)	$—	$514,688	$—

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	M International Equity Fund
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of period	$11.93		$13.15	$11.57	$9.78	$11.72	$11.57
Income from investment operations:
Net investment income‡	0.16		0.24	0.20	0.19	0.30	0.34
Net realized and unrealized gain (loss) on investments	0.65		(1.16)	1.68	1.83	(1.89)	0.19
Total from investment operations	0.81		(0.92)	1.88	2.02	(1.59)	0.53
Less distributions to shareholders:
From net investment income	(0.00	)†	(0.30)	(0.30)	(0.23)	(0.35)	(0.38)
Total distributions	(0.00	)†	(0.30)	(0.30)	(0.23)	(0.35)	(0.38)
Net asset value, end of period	$12.74		$11.93	$13.15	$11.57	$9.78	$11.72
Total Return+	6.81	%*	(7.06)%	16.32%	20.68%	(13.56)%	4.61%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$227,664		$217,525	$301,740	$243,001	$232,953	$295,324
Net expenses to average daily net assets	0.95	%**	0.93%	0.94%	0.95%	0.93%	0.91%
Net investment income to average daily net assets	2.57	%**	1.83%	1.65%	1.75%	2.69%	3.02%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	0.96	%**	N/A	N/A	0.97%	0.95%	0.92%
Net investment income	2.56	%**	N/A	N/A	1.73%	2.67%	3.01%
Portfolio turnover rate	14%		15%	14%	15%	103%?	11%

‡  Calculation based on average shares outstanding.

†  Amount rounds to less than $0.005.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

*  Not annualized.

**  Annualized for periods less than one year.

?  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	M Large Cap Growth Fund
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of period	$23.95		$24.74	$19.20	$16.10	$16.23	$13.24
Income from investment operations:
Net investment income (loss)‡	(0.01)		0.02	0.05	0.08	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	1.61		2.45	6.86	3.03	(0.14)	3.05
Total from investment operations	1.60		2.47	6.91	3.11	(0.13)	3.04
Less distributions to shareholders:
From net investment income	(0.01)		(0.01)	(0.12)	(0.01)	—	(0.05)
From net realized capital gains	(1.04)		(3.25)	(1.25)	—	—	—
Total distributions	(1.05)		(3.26)	(1.37)	(0.01)	—	(0.05)
Net asset value, end of period	$24.50		$23.95	$24.74	$19.20	$16.10	$16.23
Total Return+	6.60	%*	10.21%	36.15%	19.31%	(0.80)%	23.06%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$180,228		$177,904	$183,264	$142,273	$101,129	$110,644
Net expenses to average daily net assets	0.76	%**	0.75%	0.77%	0.80%	0.83%	0.83%
Net investment income (loss) to average daily net assets	(0.08	)%**	0.07%	0.25%	0.42%	0.06%	(0.11)%
Portfolio turnover rate	37%		46%	74%	67%	78%	81%

‡  Calculation based on average shares outstanding.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	M Capital Appreciation Fund
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of period	$30.22		$29.71	$23.38	$21.33	$25.94	$20.47
Income from investment operations:
Net investment income (loss)‡	(0.05)		(0.11)	(0.06)	0.02	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investments	1.71		3.81	9.13	3.67	(1.77)	5.54
Total from investment operations	1.66		3.70	9.07	3.69	(1.86)	5.52
Less distributions to shareholders:
From net investment income	—		—	—	(0.08)	—	(0.05)
From net realized capital gains	(0.46)		(3.19)	(2.74)	(1.56)	(2.75)	—
Total distributions	(0.46)		(3.19)	(2.74)	(1.64)	(2.75)	(0.05)
Net asset value, end of period	$31.42		$30.22	$29.71	$23.38	$21.33	$25.94
Total Return+	5.50	%*	12.42%	39.20%	17.43%	(7.22)%	27.00%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$198,289		$180,980	$187,107	$141,923	$132,680	$156,460
Net expenses to average daily net assets	1.07	%**	1.07%	1.07%	1.10%	1.10%	1.10%
Net investment income (loss) to average daily net assets	(0.36	)%**	(0.34)%	(0.23)%	0.10%	(0.35)%	(0.09)%
Portfolio turnover rate	9%		17%	18%	21%	35%	22%

‡  Calculation based on average shares outstanding.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	M Large Cap Value Fund
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of period	$13.36		$13.77	$11.44	$9.84	$10.30	$9.50
Income from investment operations:
Net investment income‡	0.08		0.15	0.20	0.16	0.08	0.03
Net realized and unrealized gain (loss) on investments	0.27		1.20	3.68	1.53	(0.50)	0.84
Total from investment operations	0.35		1.35	3.88	1.69	(0.42)	0.87
Less distributions to shareholders:
From net investment income	—		(0.17)	(0.37)	(0.09)	(0.04)	(0.07)
From net realized capital gains	(0.32)		(1.59)	(1.18)	—	—	—
Total distributions	(0.32)		(1.76)	(1.55)	(0.09)	(0.04)	(0.07)
Net asset value, end of period	$13.39		$13.36	$13.77	$11.44	$9.84	$10.30
Total Return+	2.54	%*	9.68%	34.22%	17.29%	(4.11)%	9.27%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$89,048		$83,035	$93,033	$68,227	$65,188	$78,650
Net expenses to average daily net assets	0.69	%**	0.68%	0.61%	0.64%	0.89%	0.88%
Net investment income to average daily net assets	1.20	%**	1.05%	1.52%	1.47%	0.81%	0.34%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	N/A		N/A	0.78%	0.93%	0.91%	0.90%
Net investment income	N/A		N/A	1.35%	1.18%	0.79%	0.32%
Portfolio turnover rate	39%		80%	154%?	41%	35%	49%

‡  Calculation based on average shares outstanding.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

*  Not annualized.

**  Annualized for periods less than one year.

?  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2015, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a "Fund" or collectively the "Funds"), each of which is, in effect, a separate mutual fund.

The Corporation offers shares of the Funds to certain insurance company separate accounts, which serve as the underlying funding vehicles for certain variable annuity and variable life insurance policies. These annuities and insurance policies are offered by members of M Financial Holdings Incorporated ("M Financial Group") and are issued by certain life insurance companies. Shares of the Funds may also be sold to qualified pension and retirement plans.

M International Equity Fund seeks long-term capital appreciation with a strategy of normally investing at least 80% of its total assets in equity securities of issuers located in at least three countries other than the United States, with a focus on stocks with capitalizations of $1 billion or more. M Large Cap Growth Fund seeks long-term capital appreciation with a strategy of normally investing at least 80% of its total assets in large-cap equity securities, including common stocks, preferred stocks and American Depositary Receipts, with capitalizations of $10 billion or more. M Capital Appreciation Fund seeks maximum capital appreciation with a strategy of investing in common stocks of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with capitalization of those companies found in the Russell 2500 Index. M Large Cap Value Fund seeks long-term capital appreciation with a strategy of normally investing at least 80% of its total assets in the large-capitalization segment of the U.S. stock market (defined by the Fund's sub-adviser as $5 billion or more), including equity securities of U.S. issuers.

1.  Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund's NAV. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less).

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments;

•  Level 2—quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3—significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of June 30, 2015, all of the Funds, with the exception of M International Equity Fund, had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The following is a summary of the inputs used as of June 30, 2015 in valuing the M International Equity Fund investments:

Asset Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Austria	$2,588,221	$—	$—	$2,588,221
Belgium	4,766,408	—	—	4,766,408
Brazil	2,468,425	—	—	2,468,425
Canada	545,813	—	—	545,813
China	4,042,172	—	—	4,042,172
Colombia	3,020,225	—	—	3,020,225
Denmark	6,833,519	—	—	6,833,519
France	43,027,608	—	—	43,027,608
Germany	19,552,204	3,826,859	—	23,379,063
Japan	23,577,094	—	—	23,577,094
Jersey	5,671,778	—	—	5,671,778
Malaysia	913,666	—	—	913,666
Netherlands	3,772,080	—	—	3,772,080
Singapore	388,757	—	—	388,757
Spain	8,062,367	—	—	8,062,367
Sweden	11,821,035	—	—	11,821,035
Switzerland	39,205,820	—	—	39,205,820
United Kingdom	23,657,689	—	—	23,657,689
United States	11,599,029	—	—	11,599,029
Total Common Stocks	215,513,910	3,826,859	—	219,340,769

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Warrant
Malaysia	$60,379	$—	$—	$60,379
Total Warrants	60,379	—	—	60,379
Preferred Stock
Colombia	78,607	—	—	78,607
Total Preferred Stock	78,607	—	—	78,607
Short-Term Investments
Short-Term Investments	—	8,218,642	—	8,218,642
Investments in Security Lending Collateral	—	14,654,158	—	14,654,158
Total Short-Term Investments	—	22,872,800	—	22,872,800
Total	$215,652,896	$26,699,659	$—	$242,352,555

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1	Level 2	Level 1	Level 2
M International Equity Fund	$169,475,497	$—	$—	$169,475,497

*  The Fund(s) recognize transfers between the levels as of the beginning of the period.

During the period ended June 30, 2015, financial assets with a combined market value of $169,475,497 held by M International Equity Fund transferred from Level 2 to Level 1. At December 31, 2014, these financial assets were priced with a fair value factor applied to quoted market prices. At June 30, 2015, these financial assets were priced using unadjusted quoted market prices.

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Most expenses of the Corporation can be directly attributed to a Fund. Expenses that cannot be directly attributed are apportioned among Funds by the Corporation based on average net assets of each Fund.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund and timing differences, including the deferral of wash sales and the deferral of net realized capital losses recognized subsequent to October. Permanent differences relating to shareholder distributions will result in differing characterizations of distributions made by each Fund and reclassifications to paid-in capital.

Securities Lending

The Funds participate in a securities lending program, under the terms of a Securities Lending Agency Agreement, whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets. The Funds receive cash (U.S. currency) as collateral against the loaned securities. Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark and at times the collateral percentage may be above or below 102%/105%.

The collateral received is recorded on a lending Fund's statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through State Street Bank and Trust Company as the securities lending agent, is the source of the Fund's securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

	Gross	Gross Amounts Offset in the	Net Amounts of Assets Presented in the	Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Amounts of Recognized Assets	Statement Assets and Liabilities	Statement Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
M International Equity Fund	$14,654,158	$—	$14,654,158	$—	$14,654,158	$—
M Large Cap Growth Fund	$9,782,466	$—	$9,782,466	$—	$9,782,466	$—
M Capital Appreciation Fund	$33,720,553	$—	$33,720,553	$—	$33,720,553	$—
M Large Cap Value Fund	$7,765,620	$—	$7,765,620	$—	$7,765,620	$—

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

The Funds did not have any unrecognized tax benefits as of June 30, 2015, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six-month period ended June 30, 2015, the Funds did not incur any such interest or penalties. The Funds' tax returns are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2012 through December 2014. No examination of any of the Funds' tax filings is currently in progress.

2.  Advisory Fee and Other Transactions with Affiliates

The Corporation has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of M Financial Group. The Advisory

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

Agreement provides that the Funds will pay the Adviser a fee at an annual rate of the value of each Fund's average daily net assets as follows:

Fund	Total Advisory Fees
M International Equity Fund	0.70% on the first $1 billion
0.65% on amounts above $1 billion
M Large Cap Growth Fund	0.65% of the first $50 million
0.60% of the next $50 million
0.55% on amounts above $100 million
M Capital Appreciation Fund	0.90%
M Large Cap Value Fund	0.45% of the first $250 million
0.35% of the next $250 million
0.30% of the next $250 million
0.275% on amounts thereafter

Prior to May 1, 2015 and for the period from May 1, 2015 to April 30, 2016, the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a Fund's annualized average daily net assets. For the six months ended June 30, 2015, the Adviser reimbursed $9,318 (0.01%) for the M International Equity Fund.

The Adviser has engaged Northern Cross, LLC, DSM Capital Partners LLC, Frontier Capital Management Company, LLC and AJO, LP to act as sub-advisers to provide day-to-day portfolio management for the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund, respectively.

As compensation for their services, each sub-adviser receives a fee based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
M International Equity Fund	0.55% on the first $1 billion
0.50% on the amounts above $1 billion
M Large Cap Growth Fund	0.50% on the first $50 million
0.45% on the next $50 million
0.40% on the amounts above $100 million
M Capital Appreciation Fund	0.75%
M Large Cap Value Fund	0.30% on the first $250 million
0.20% on the next $250 million
0.15% on the next $250 million
0.125% on amounts thereafter

The sub-advisory fees are paid by the Adviser out of the investment advisory fees disclosed above.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are due the Distributor for its services.

The Corporation pays no compensation to its officers, other than the Chief Compliance Officer ("CCO"). The Corporation pays each Director $1,500 per meeting attended. The Corporation pays each non-interested Director an annual retainer of $20,000. Each member of the Audit Committee receives $1,500 per meeting of the Audit Committee that he attends. The Chairman of the Board and the Audit Committee Chair receive an additional $10,000 annually. CCO compensation is paid to M Financial Group pursuant to an employee leasing agreement between the Corporation and M Financial Group and is included under compliance expenses on the Funds' Statements of Operations.

3.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2015, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
M International Equity Fund	$29,848,223	$35,243,078
M Large Cap Growth Fund	66,077,516	74,851,121
M Capital Appreciation Fund	22,875,583	17,228,324
M Large Cap Value Fund	37,630,299	33,212,723

4.  Common Stock

Changes in the capital shares outstanding were as follows:

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
Shares sold	1,082,784	1,759,225	347,239	921,710
Shares repurchased	(1,455,798)	(6,905,718)	(716,626)	(1,838,526)
Distributions reinvested	4,023	440,448	296,425	936,598
Net increase (decrease)	(368,991)	(4,706,045)	(72,962)	19,782
Fund Shares:
Beginning of year	18,239,934	22,945,979	7,427,750	7,407,968
End of year	17,870,943	18,239,934	7,354,788	7,427,750

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  Common Stock (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
Shares sold	664,522	637,317	757,613	1,062,935
Shares repurchased	(431,921)	(1,519,859)	(474,768)	(2,325,331)
Distributions reinvested	89,149	573,099	150,179	722,634
Net increase (decrease)	321,750	(309,443)	433,024	(539,762)
Fund Shares:
Beginning of year	5,988,596	6,298,039	6,215,106	6,754,868
End of year	6,310,346	5,988,596	6,648,130	6,215,106

5.  Financial Instruments

Foreign Investments and Foreign Currency

Each of the Funds may invest in securities of companies that are organized under the laws of a foreign country and (i) are unlisted or listed primarily on a non-U.S. exchange; or (ii) are listed on a U.S. exchange or over-the-counter as a sponsored or unsponsored American Depositary Receipt ("foreign issuers"). M International Equity Fund may also invest in non-U.S. dollar denominated securities and securities of foreign issuers represented by European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs"). The value of all assets and liabilities expressed in foreign currencies are translated into U.S. dollars at the exchange rates captured as of twelve noon Eastern Time each business day other than market holidays or early closures. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions. M International Equity Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in market prices of securities held at year end.

Investments in non-U.S. dollar denominated securities or in the securities of foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange, and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures for such securities may be different in foreign countries and, in certain markets, on certain occasions,

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Funds may be exposed to currency exposure independent of their securities positions, the value of the assets of the Funds invested in foreign issuers as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. To the extent that a Fund's assets consist of investments denominated in a particular currency, the Fund's exposure to adverse developments affecting the value of such currency will increase.

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

6.  Beneficial Interest

Shares of the Funds are owned by insurance companies through their separate accounts that are used primarily to fund variable annuity contracts and variable life insurance contracts and by M Financial Holdings Incorporated through direct ownership of seed money and general investment shares. As of June 30, 2015, John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Co. of Arizona, Security Life of Denver (an indirect, wholly owned subsidiary of Voya Financial, Inc. ("Voya")), Lincoln National Life Insurance Co., New York Life Insurance Co., Nationwide Financial Services, Inc., Delaware Life Insurance Co. and TIAA-CREF Life Insurance Co. and M Financial Holdings Incorporated owned all shares of the Funds. John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. may each be deemed a control person of each Fund because their separate accounts hold more than 25% of the shares of each Fund.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.  Beneficial Interest (Continued)

As of June 30, 2015 the ownership of each Fund was as follows:

	Percentage of Ownership
	M Financial Holdings, Inc.	John Hancock Variable Life Insurance Co.		Pacific Life Insurance Co.	Pruco Life Insurance Co. of Arizona	Security Life of Denver
M International Equity Fund	0.8%	43.2%		39.1%	3.7%	6.5%
M Large Cap Growth Fund	1.1%	47.9%		34.2%	5.4%	3.6%
M Capital Appreciation Fund	1.0%	47.3%		39.4%	2.7%	4.8%
M Large Cap Value Fund	2.3%	46.9%		34.0%	4.6%	2.7%
	Percentage of Ownership
	Lincoln National Life Insurance Co.	New York Life Insurance Co.		Nationwide Financial Services, Inc.	Delaware Life Insurance Co.	TIAA-CREF Life Insurance Co.
M International Equity Fund	2.9%	0.0	%(1)	1.6%	1.3%	0.9%
M Large Cap Growth Fund	2.7%	—%		0.7%	3.0%	1.4%
M Capital Appreciation Fund	2.5%	—%		0.6%	1.0%	0.7%
M Large Cap Value Fund	5.2%	—%		1.3%	1.2%	1.8%

(1)  Amount rounds to less than 0.05%.

7.  Tax Information

As of June 30, 2015, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$219,878,444	$34,672,899	$(12,198,788)	$22,474,111
M Large Cap Growth Fund	153,083,334	37,728,074	(823,537)	36,904,537
M Capital Appreciation Fund	154,781,614	85,101,209	(5,651,081)	79,450,128
M Large Cap Value Fund	89,300,361	10,310,581	(2,726,224)	7,584,357

8.  Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Corporation may enter into contracts and agreements that contain a variety of representations and warranties that provide general indemnifications. The maximum exposure to the Corporation under these arrangements is unknown, as it involves future claims that may be made against the Corporation that have not yet occurred. However, based on experience, the Corporation believes that the current risk of loss is remote.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

9.  Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of the Funds' financial statements and have determined there is no material impact to the Funds' financial statements.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS

The Board of Directors (the "Board") of M Fund, Inc. ("Corporation") meets on a quarterly basis to review the ongoing operations of the Corporation and the Funds (as defined below), and at each meeting, considers matters bearing on (1) the Investment Advisory Agreement (the "Advisory Agreement") between the Corporation and M Financial Investment Advisers, Inc. (the "Adviser"), and (2) the Investment Sub-Advisory Agreements (each, a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") between the Adviser, on behalf of the M International Equity Fund, M Capital Appreciation Fund, M Large Cap Growth Fund and M Large Cap Value Fund (each, a "Fund" and collectively, the "Funds"), and Northern Cross ("Northern Cross"), Frontier Capital Management Company, LLC ("Frontier"), DSM Capital LLC ("DSM") and AJO, LP ("AJO"), respectively (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The independent directors meet with the entire Board and hold separate executive sessions to the extent that the independent directors believe that such sessions are necessary.

At each quarterly meeting, the Board specifically reviews the investment performance of each Fund (reflecting the advisory services provided by the applicable Sub-Adviser), in both absolute terms and relative to each Fund's relevant benchmark index. The Board considers this performance in light of general economic conditions. Finally, the Board receives quarterly performance reports and Sub-Adviser evaluations from Strategic Capital Investment Advisors, Inc. ("Strategic Capital"), as summarized below.

In addition to investment performance, the quarterly reviews specifically address and consider other matters that bear upon and are part of the annual evaluation and approval, such as compliance (including code of ethics violations) matters.

These quarterly on-going reviews and monitoring form an important basis for the annual review and approval discussed below.

The Board utilizes the services of Strategic Capital to help choose and evaluate each of the Corporation's Sub-Advisers. Strategic Capital is an independent, third-party vendor that provides consulting services to institutional investors, including corporations, healthcare organizations, multi-employer funds, not-for-profit institutions and public entities. Strategic Capital develops and implements efficient investment programs based on specific circumstances and objectives for each of its clients. The Adviser engages Strategic Capital primarily to evaluate existing Sub-Adviser performance and assist in searches for new sub-advisers, when necessary.

Strategic Capital provides the Board with Fund performance information quarterly. Strategic Capital also provides the Board with Sub-Adviser evaluations based upon on-going qualitative assessments and quantitative analysis. This evaluation provides the Board with an in-depth understanding of each Sub-Adviser's investment philosophy, process, capabilities and resources.

ANNUAL REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on March 6, 2015, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement and the Sub-Advisory Agreements. At this meeting, the Board evaluated, among other things, written information provided by the Adviser and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of the Adviser (including answers provided at other Board meetings).

The Adviser and Sub-Advisers furnished information concerning a variety of aspects of the operation of the Funds including, (1) the capability of the Adviser and each Sub-Adviser to provide advisory services (including number

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

and experience of personnel, administrative systems, and financial strength); (2) the nature, extent and quality of services to be provided by the Adviser and each Sub-Adviser; (3) the Adviser's and each Sub-Adviser's regulatory compliance history; (4) the investment performance of each Fund, and each Sub-Adviser; (5) the advisory fees payable to the Adviser and each Sub-Adviser, considering the services provided, the costs and expenses of the Adviser or the Sub-Adviser, fees throughout the industry, the level of profit realized by the Adviser and Sub-Advisers under the Agreements, when profitability analyses are available from the Sub-Advisers, and any collateral or "fall-out" benefits to the Adviser, the Sub-Adviser or the Fund; (6) the extent to which economies of scale would be realized as the Corporation and the Funds grow and whether shareholders benefit from these economies of scale; and (7) the Sub-Advisers' choice of brokers and dealers for portfolio transactions and the cost for such transactions.

Below is a discussion of the information considered by the Board, as well as the Board's conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for its approval at its March 6, 2015 Board meeting.

Applicable rules of the U.S. Securities and Exchange Commission ("SEC") instruct mutual fund directors to consider a number of specific factors in approving and re-approving Advisory and Sub-Advisory Agreements. Those rules are designed for the typical situation where the adviser or sub-adviser is the sponsor (or an affiliate of the sponsor) of the fund and therefore the relationship is not an "arms-length" one (that is, since the advisor may have a strong or undue influence over the fund, the two parties are not in equal bargaining positions). Here, however, the Corporation and the Sub-Advisers are independent of each other, and there is no other material business arrangement between them, so that there is truly an "arms-length" bargaining position. In these circumstances, the SEC permits a fund's board to view certain otherwise applicable factors as not relevant or less material with respect to such "non-sponsor advisers" (see SEC Release No. 33-8433, June 23, 2004). Here, in accordance with such SEC guidance, factors that may be irrelevant (or less material than others) include the Sub-Adviser's costs and profits. In addition, there may be few, or fewer and less significant, collateral or "fall-out" benefits for the Sub-Advisers.

The following discussion is not intended to be all-inclusive. The Board was presented with and considered a significant amount of information and a variety of factors in connection with its review of the Advisory Agreement and the Sub-Advisory Agreements. The Board did not find it practicable to, and did not, quantify or otherwise assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. Nor did the Board identify any particular item of information or factor that was controlling. The approval determinations were made on the basis of each director's business judgment after consideration of all of the factors taken as a whole, although individual directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

1.  THE CAPABILITY OF THE ADVISER AND EACH SUB-ADVISER TO PROVIDE ADVISORY SERVICES AND THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed in detail the capability of the Adviser and each Sub-Adviser to provide advisory services to the Funds under the terms of the Advisory Agreement and Sub-Advisory Agreements and considered the nature, extent and quality of services provided by the Adviser and each Sub-Adviser to the Funds. The Board reviewed the personnel at the Adviser and each Sub-Adviser responsible for providing advisory and sub-advisory services to the Funds.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

The Board reviewed in detail the nature of the services provided by the Adviser and Sub-Advisers under the terms of the Advisory Agreement and Sub-Advisory Agreements, and the quality of those services over the past year (and longer). The Board considered the experience of the Adviser and each Sub-Adviser as an investment manager.

MFIA

The Board noted that the Adviser has delegated the day-to-day investment of the Funds to each of the Sub-Advisers and that the Adviser monitors the general business activity of each Sub-Adviser through a variety of quarterly and annual questionnaires and on-site visits and reports significant changes and developments to the Board. The Board concluded that the Adviser has the operational experience, capability, resources and personnel necessary to continue to manage the Funds.

M International Equity Fund

The Board noted that Northern Cross was founded in 2003 and has managed an International Equity Strategy since its inception. Northern Cross has managed the M International Equity Fund since June 2010. Northern Cross had approximately $51.6 billion in assets under management as of December 31, 2014. The M International Equity Fund is managed by Northern Cross' three founding principals, James LaTorre, Howard Appleby and Jean-Francois Ducrest, each of whom has over 20 years of investment experience. The Board noted that MFIA has direct access to Northern Cross' principals. The Board concluded that Northern Cross' investment team has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

M Large Cap Growth Fund

The Board noted that DSM was founded in 2001 and has managed the M Large Cap Growth Fund since October 2009. As of December 31, 2014, DSM had approximately $6 billion of assets under management. The Fund is managed by one of DSM's founders and principals, Daniel Strickberger, with the support of a team of research analysts/portfolio managers. DSM's second founder and principal, Steve Memishian, has transitioned from portfolio management to Chief Operational Officer. He also serves as DSM's CCO. DSM has a complete operations group comprised of traders, compliance and client service professionals, who also handle trade settlement, reconciliation and billing. The Board concluded that DSM has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

M Capital Appreciation Fund

The Board noted that Frontier has been registered as an investment adviser under the Advisers Act since 1981 and has managed the M Capital Appreciation Fund since January 1996. Frontier had $13.9 billion in assets under management as of December 31, 2014. Mike Cavaretta, one of Frontier's principals, has been primarily responsible for the management of the Fund since its inception. Frontier has significant investment operations and support staff, which include a dedicated back office, compliance and marketing professionals, analysts, and portfolio managers. The Board concluded that Frontier has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M Large Cap Value Fund

The Board noted that AJO was founded in 1984 and has managed the M Large Cap Value Fund since May 2013. AJO had $25.4 billion in assets under management as of December 31, 2014. A team of investment professionals, led by Ted Aronson, AJO's founder and managing principal, manages the Fund. AJO also has a dedicated CCO and compliance staff, as well as mid- and back- office professionals. MFIA has direct access to Mr. Aronson and other principals and professionals at the firm. The Board concluded that AJO has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

2.  REGULATORY COMPLIANCE HISTORY OF ADVISER AND SUB-ADVISERS

The Board considered the regulatory compliance history of the Adviser and each Sub-Adviser, which is reviewed quarterly by the Adviser and any material violations are brought to the attention of the Corporation's Chief Compliance Officer and the Board. Neither the Adviser, nor any of the Sub-Advisers had any material violations of any of their respective policies and procedures or their Codes of Ethics during the year ended December 31, 2014. Based upon information provided to it, the Board concluded that it was satisfied with the adequacy of the Adviser's and Sub-Advisers' compliance programs.

3.  THE INVESTMENT PERFORMANCE OF EACH FUND, THE ADVISER AND EACH SUB-ADVISER

The Board noted that investment performance for each Fund is primarily determined by the investment decisions of each Sub-Adviser. The Board considered the investment performance of each Fund and noted that management monitors performance monthly and the Board reviews performance quarterly.

MFIA

The Board noted that the Adviser has the responsibility to manage each sub-advisory relationship and make decisions about when to recommend a change in Sub-Adviser. The Board concluded that the Adviser is appropriately managing each sub-advisory relationship.

M International Equity Fund

The Board reviewed the performance of the M International Equity Fund for the one-year, three-year, five-year, ten-year and since inception periods ended December 31, 2014. The Fund exceeded its benchmark, the MSCI AC World ex US Index, for the one-year period and for the period since inception in 1996. The Fund lagged its benchmark for the three-, five- and 10-year periods. The Board noted that those numbers included 14 years of management by the Fund's previous sub-advisers. Management explained that the Adviser would continue to review the relative underperformance of the Fund. Based on the information provided, the Board concluded that it was satisfied with Northern Cross' investment performance.

M Large Cap Growth Fund

The Board reviewed the performance of the M Large Cap Growth Fund for the one-year, three-year, five-year, ten-year and since inception periods ended December 31, 2014. The Fund exceeded its benchmark, the Russell 1000

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

Growth Index, for the three-year, five-year and 10-year periods and for the period beginning with the inception of the Fund in 1996. The Fund lagged its benchmark for the one-year period. The Board noted that the investment performance provided included 13 years of management by the Fund's previous sub-adviser. The Board concluded that it was satisfied with DSM's investment performance.

M Capital Appreciation Fund

The Board reviewed the performance of the M Capital Appreciation Fund for the one-year, three-year, five-year, ten-year and since inception periods ended December 31, 2014. The Fund exceeded its benchmark, the Russell 2500 Stock Index, for all periods. The Board concluded that it was satisfied with Frontier's investment performance.

M Large Cap Value Fund

The Board reviewed the performance of the M Large Cap Value Fund for the one-year, three-year, five-year, ten-year and since inception periods ended December 31, 2014. The Fund lagged its benchmark, the Russell 1000 Value Index, for all periods. However, performance for the three-, five- and 10-year periods and for the period since inception is attributable to the Fund's previous sub-advisers. Management continues to monitor performance closely, but the Board concluded that it is currently satisfied with AJO's investment performance.

4.  ADVISORY FEES PAYABLE TO THE ADVISER AND SUB-ADVISERS

The Board considered the advisory fees payable to the Adviser and the Sub-Advisers. The Board noted that because of the availability of information for comparisons, advisory fees presented are for the year ended December 31, 2013.

MFIA

The Board noted that each Fund pays a management fee to MFIA and MFIA retains 0.15% of the management fee and pays the balance of the management fee to the applicable Sub-Adviser. The Board considered the profitability of MFIA and noted that no "fall-out" or collateral benefits were reported except the differentiation in the marketplace allowed by the relationship because M Member Firms were able to offer the Funds to their clients while their competitors were not. The Board concluded that the management fees and the portion of the management fees retained by MFIA were fair and reasonable.

M International Equity Fund

The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other funds with similar strategies. The Fund's management fee was 0.70% of its average daily net assets as of December 31, 2013, of which 0.15% was retained by the Adviser and the remainder was paid to Northern Cross. Northern Cross' sub-advisory fee was less than 18 and the same as three of the 30 sub-advisers in its peer group and the sub-advisory fee it charges to the Fund is the same or lower than its other sub-advisory relationships in the same investment strategy at the same asset level. Northern Cross does not engage in soft dollar transactions on behalf of the Fund. The Board reviewed Northern Cross' summary balance sheet, which was included in the materials. The Board noted that no "fall-out" benefits to Northern Cross, the Adviser or the Corporation resulted from the sub-advisory relationship. The Board concluded that Northern Cross' fees were fair and reasonable.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M Large Cap Growth Fund

The Board considered the advisory fees payable to DSM. The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other funds with similar strategies. The Board noted that based upon the Fund's assets as of December 31, 2013, the management fee was 0.60%, of which 0.15% was retained by the Adviser and the remainder was paid to DSM. The Board explained that DSM's sub-advisory fee was less than 20 and the same as four of the 33 sub-advisers in the peer group and the sub-advisory fee it charges to the Fund is the same or lower than its other sub-advisory relationships in the same investment strategy at a similar asset level. The Board reviewed DSM's financial statements. The Board noted that no "fall-out" benefits to DSM, the Adviser or the Corporation resulted from the sub-advisory relationship; however DSM does engage in soft-dollar transactions on behalf of the Fund and other accounts. The Board concluded that DSM's fees were fair and reasonable.

M Capital Appreciation Fund

The Board considered the advisory fees payable to Frontier as well as the profitability to Frontier in managing the Fund. The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other funds with similar strategies. The Fund's management fee was 0.90% of average daily net assets in 2013, of which 0.15% was retained by the Adviser and the remainder was paid to Frontier. Frontier's sub-advisory fee was higher than 20 and the same as two of the 26 funds in its peer group and the sub-advisory fee it charges to the Fund is the same for all but three of the other sub-advisory relationships in the same investment strategy. The Board noted that no "fall-out" benefits to Frontier, the Adviser or the Corporation resulted from the sub-advisory relationship, however, Frontier does engage in soft dollar transactions on behalf of the Fund and its other accounts. The Board concluded that Frontier's fees were fair and reasonable.

M Large Cap Value Fund

The Board considered the advisory fees payable to AJO as well as the profitability to AJO in managing the Fund. The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other funds with similar strategies. The Fund's management fee was 0.45% of average daily net assets in 2013, of which 0.15% was retained by the Adviser and the remainder was paid to AJO. The Board explained that AJO's sub-advisory fee is less than 32 of the 34 sub-advisers in its peer group. The Board noted that AJO has a "most favored nations" policy; no fixed-fee clients pay more than the lowest fixed fee charged for a similar strategy and similar asset size. The Board noted that no "fall-out" benefits to AJO, the Adviser or the Corporation resulting from the sub-advisory relationship were reported, and AJO does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that AJO's fees were fair and reasonable.

5.  THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS EACH FUND GROWS AND WHETHER SHAREHOLDERS BENEFIT FROM THESE ECONOMIES OF SCALE

The Board considered the benefit to investors of economies of scale. The Board noted that the portion of the management fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.15% of the average daily net assets of each Fund. The Board noted that the sub-advisory fees payable for the M Large Cap Growth Fund and M Large Cap Value Fund to DSM and AJO, respectively, decrease at breakpoints while the sub-advisory fees payable for the M Capital Appreciation Fund and M International Equity Fund to Northern Cross and

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

Frontier, respectively, do not decrease at breakpoints. The Board noted that as assets in each of the Funds increase, fixed operating costs are spread over a larger asset base resulting in a lower per share allocation of such costs. The Board was satisfied that the current Advisory and Sub-Advisory Agreements provide for appropriate economies of scale and concluded that these economies of scale benefit shareholders.

6.  THE OPERATING EXPENSES OF THE FUNDS

The Board considered the operating expenses of each Fund. The Board noted that in addition to the advisory fee, each Fund is also responsible for payment of a portion of the Corporation's operating expenses. The Board considered comparative total fund expenses of each Fund compared to its respective peer group. The Board noted that because of the availability of information for comparisons, operating expenses presented are for the year ended December 31, 2013.

MFIA

The Board noted that the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification or other extraordinary expenses) incurred by the Fund to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets. The Board noted that although reimbursements totaling $18,400 were made in 2013, no reimbursements were made in 2014. Based on reasonable projected assets of $725 million, no reimbursements are expected in 2015. The Board concluded that the Corporation's operating expenses were fair and reasonable.

M International Equity Fund

The Board noted that the M International Equity Fund's operating expenses totaled 0.24% of the Fund's average daily net assets in 2013. Total Fund operating expenses were 0.94% of average daily net assets in 2013, which was lower than 18 of the other 30 funds in Northern Cross' peer group. The Board concluded that the operating expenses of the Fund were fair and reasonable.

M Large Cap Growth Fund

The Board noted that M Large Cap Growth Fund's portion of the Corporation's operating fees totaled 0.17% of the Fund's average daily net assets in 2013. Total Fund expenses were 0.77% of daily net assets, which was lower than 20 of the 33 funds in the peer group. The Board concluded that the operating expenses of the Fund were fair and reasonable.

M Capital Appreciation Fund

The Board noted that the M Capital Appreciation Fund's portion of the Corporation's operating expenses totaled 0.17% of the Fund's average daily net assets in 2013. Total Fund expenses were 1.07% of average daily net assets in 2013, which was higher than 18 of the 26 funds in the peer group. The Board concluded that the operating expenses were fair and reasonable.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M Large Cap Value Fund

The Board noted that the M Large Cap Value Fund's portion of the Corporation's operating expenses totaled 0.27% of the Fund's average daily net assets in 2013. The Board considered MFIA's contractual commitment to reimburse the Fund for expenses (other than advisory fees and extraordinary expenses) incurred by the Fund to the extent they exceed 0.25% of the Fund's average daily net assets. Total Fund operating expenses were 0.70% of average daily net assets in 2013 (after reimbursement of 0.02% by MFIA), which was lower than 29 of the other 34 managers in the peer group. The Board concluded that the operating expenses of the Fund were fair and reasonable.

7.  THE SUB-ADVISERS' PROCESS FOR SELECTION OF BROKERS AND DEALERS FOR PORTFOLIO TRANSACTIONS AND THE COST FOR SUCH TRANSACTIONS.

The Board considered the brokerage arrangements made by each Sub-Adviser on behalf of each respective Fund. The Board noted that the trading and execution for the Funds is handled at the Sub-Adviser level. The Board noted that the Corporation's Chief Compliance Officer reviews each Sub-Adviser's written policies and procedures for fair trading and best execution annually. The Board also noted that it is presented with quarterly reports of each Sub-Adviser's soft-dollar commission information.

M International Equity Fund

The Board noted that Northern Cross selects brokers based on a number of stated criteria. Northern Cross maintains a list of brokers that have been approved according to the criteria and upon evaluation by its four principals. Northern Cross' principals must approve all additions to the approved broker list and review the list at least annually. Northern Cross does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that it was satisfied with Northern Cross' policies and procedures for broker selection and execution.

M Large Cap Growth Fund

The Board noted that DSM's CCO works closely with its head trader and an outside compliance firm to review broker rotation and to ensure that all DSM clients receive similar execution over time. All brokers are initially approved by DSM's CCO or Alternate CCO after recommendation by DSM's head trader. Brokers are evaluated by the head trader based on stated criteria, such as execution, price, responsiveness, reporting, etc. DSM's analysts also rate each approved broker on the quality of industry conferences provided by the broker, as well as their company research. These evaluations result in an average overall score for each broker. The CCO and head trader meet to discuss the evaluations and to prepare a soft-dollar budget for the year based on evaluation results. DSM presents soft dollar information to the Board each quarter. The Board concluded that it was satisfied with DSM's policies and procedures for broker selection and best execution.

M Capital Appreciation Fund

The Board noted that the following three considerations are paramount to every decision Frontier makes regarding the selection of brokers and dealers to execute transactions for clients: (i) best execution; (ii) adherence to fiduciary duty; and (iii) compliance with the law. All decisions as to which broker or dealer will be selected to execute a particular transaction for a client account are made by a member of the trading desk. Frontier presents soft dollar

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

information to the Board each quarter. The Board concluded that it was satisfied with Frontier's policies and procedures for broker selection and best execution.

M Large Cap Value Fund

The Board noted that AJO selects brokers based on a number of stated criteria. AJO's Trade Management Oversight Committee periodically conducts a large-scale trading review to adjust the broker roster by terminating poor performers and introducing new brokers. New brokers are selected based on responses to a comprehensive questionnaire and are chosen largely for their thoughtful approach to trading and ability to incorporate transaction-cost analysis in their process. AJO does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that it was satisfied with AJO's policies and procedures for broker selection and execution.

CONCLUSIONS

After further discussion, the Board concluded that the Adviser and each Sub-Adviser had adequate or significant operational experience and the capability, resources and personnel necessary to continue to manage the Funds. Moreover, the Board found that each Fund performed in a satisfactory manner in comparison to relative benchmarks. The Board concluded that each Fund's operating expenses were fair and reasonable. The Board concluded that the management fees paid to the Adviser and each Sub-Adviser were fair and reasonable. In addition, the Board concluded that as the Funds' assets increase, fixed operating costs are spread over a larger asset base resulting in economies of scale that benefit Fund shareholders. Finally, the Board concluded that it was satisfied with the Sub-Advisers' policies and procedures for broker selection and best execution.

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, and after deliberation and consideration of the information provided, including the factors summarized above, the Board concluded that it was fair and reasonable and in the best interests of the Funds to continue the Advisory agreement and each Sub-Advisory agreement. The Board also determined that the terms of the Advisory agreement and each Sub-Advisory were fair and reasonable with respect to the Funds, in the best interests of the Funds' shareholders, and similar to those that could have been obtained through arm's length negotiations.

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Corporation's Form N-Q will be available on the Corporation's website at www.mfin.com and on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Corporation's proxy voting policies and procedures and the Corporation's proxy voting record for the most recent twelve-month period ending June 30 are available (1) without charge, upon request, by calling the Corporation toll-free at 1-888-736-2878; and (2) on Form N-PX on the SEC's website at www.sec.gov.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited)

As an indirect shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only. As an indirect shareholder of a Fund, you do not incur any transactional costs, such as sales charges (loads), redemption fees or exchange fees. However, you do incur such transactional costs, as well as other fees and charges as an owner of a variable annuity contract or variable life insurance policy. If these transactional and other insurance company fees and charges were included, your costs would have been higher. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different variable annuities or variable life insurance policies.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited) (Continued)

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2015 to June 30, 2015)
M International Equity Fund
Actual	$1,000.00	$1,068.10	0.95%	$4.87
Hypothetical (5% return before expenses)	1,000.00	1,020.10	0.95%	4.76
M Large Cap Growth Fund
Actual	1,000.00	1,066.00	0.76%	3.89
Hypothetical (5% return before expenses)	1,000.00	1,021.00	0.76%	3.81
M Capital Appreciation Fund
Actual	1,000.00	1,055.00	1.07%	5.45
Hypothetical (5% return before expenses)	1,000.00	1,019.50	1.07%	5.36
M Large Cap Value Fund
Actual	1,000.00	1,025.40	0.69%	3.47
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.69%	3.46

*  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)         A schedule of investments is contained in the Registrant’s semi annual report, which is attached to this report in response to Item 1.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)        Not applicable.

(a)(2)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 12(a)(2).

(a)(3)        Not applicable.

(b)                         Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a — 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 12(b).

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ JoNell Hermanson
JoNell Hermanson President/Principal Executive Officer

Date: August 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JoNell Hermanson
JoNell Hermanson President/Principal Executive Officer

Date: August 6, 2015

By:	/s/ David Lees
David Lees Treasurer/Principal Financial and Accounting Officer
Date: August 6, 2015